Basis of Preparation and Summary of Significant accounting Policies - Additional Information1 (Detail)	12 Months Ended
Oct. 31, 2018
Software [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets other than goodwill	5 years
Software [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets other than goodwill	10 years
Contract based [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets other than goodwill	8 years
Contract based [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets other than goodwill	15 years
Customer relationship [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets other than goodwill	3 years
Customer relationship [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets other than goodwill	16 years